Dividends Per Share	12 Months Ended
Mar. 31, 2019
Text block [abstract]
Dividends Per Share
40	DIVIDENDS PER SHARE

The dividends recognized by the SMBC Group for the fiscal years ended March 31, 2019, 2018 and 2017 were as follows:

	Dividends per share	Aggregate amount
	(In yen)	(In millions)
For the fiscal year ended March 31, 2019:
Common stock	¥175	¥245,577
For the fiscal year ended March 31, 2018:
Common stock	¥155	¥218,596
For the fiscal year ended March 31, 2017:
Common stock	¥150	¥205,083

The Company proposed to the shareholders the distribution of a dividend of ¥95 per share of common stock totaling ¥132,582 million in respect of the fiscal year ended March 31, 2019. The dividend is subject to the approval at the general meeting of shareholders on June 27, 2019. The consolidated financial statements for the fiscal year ended March 31, 2019 do not include this dividend.